Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2020	2019
Cash on hand	6,603	8,692
Bank deposits	16,590,797	20,611,786
Other monetary funds	23,890	-
	16,621,290	20,620,478
	As at December 31,
	2020	2019
Renminbi	16,620,458	20,618,675
Hong Kong Dollars	13	983
United States Dollars	820	820
	16,621,290	20,620,478